Non-Current Provisions (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Non-Current Provisions

	December 31,
	2015	2016	2017
	(thousands of euros)
Pension retirement obligations	490	853	1,260

Total	490	853	1,260

Schedule of Commitments for Compensation Payable to Employees Upon Their Retirement

Commitments for Compensation Payable to Employees Upon Their Retirement

thousands of Euros
As of January 1, 2015	(531)
Costs of services rendered (operating expense)	(116)
Interest expense (finance expense)	(9)
Benefit paid
Actuarial gains	166

As of December 31, 2015	(490)

Costs of services rendered (operating expense)	(104)
Interest expense (finance expense)	(10)
Benefit paid	—
Actuarial losses	(249)

As of December 31, 2016	(853)

Costs of services rendered (operating expense)	(219)
Interest expense (finance expense)	(11)
Benefit paid	—
Actuarial losses	(177)

As of December 31, 2017	(1,260)

Schedule of Retirement Commitments

As part of the estimation of the retirement commitments, the following assumptions were used for all categories of employees:

	December 31,
	2015	2016	2017
% social security contributions	50.0%	50.0%	50.0%
Salary increases	2.0%	2.0%	2.0%
Discount rate	2.08%	1.31%	1.30%